Summary of Significant Accounting Policies (Details 3) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	$ 6,685,387	$ 9,154,072
Revenu From Platform Development [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	784,036	3,447,737
Revenue From Customized Software And Content Development [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	2,695,107	224,111
Revenue From Digitization Services And Others [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	2,875,753	5,274,927
Revenue From License And Others [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	296,716	118,482
Revenue From Personalized Exercise Book And M O T K Pro [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	$ 33,775	$ 88,815